BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
Business Combination
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION

On December 7, 2016, the Company acquired 51% of the outstanding shares of Easyserve Ltd (“New Subsidiary”) in Cyprus together with third party, which holds the additional 49% of the New Subsidiary. Consideration of the acquisition for the 100% shares included €300 ($317 as of December 31, 2016) in cash upon the signing of the purchase contract.

The Company with its New Subsidiary participated in a tender for services in Cyprus. Upon winning the tender, the Company will pay additional €100 ($106 as of December 31, 2016). In addition, the purchase price will include a maximum of €300 ($317 as of December 31, 2016) out of the net profits of the New Subsidiary, which relate to the business of the New Subsidiary as it is presently carried out and which does not relate to the business resulting from the award of the tender or any other new business.

In the event that the New Subsidiary is not successful with the tender, then the seller will repay to the Company the payments made by the Company, in return the Company will transfer the shares back to the seller. As of the day of this report, the results of the tender are not known.

The acquisition was accounted for as a purchase and, accordingly, the purchase price was allocated to the assets acquired and liabilities assumed at their fair values. The Company has not finalized the allocation of the purchase price and, accordingly the excess of the purchase price over the net assets acquired of €377 ($398 as of December 31, 2016) was recorded all as goodwill. The results of operations from the date of acquisition to December 31, 2016 are not significant.

The following is the allocation of the purchase price as of December 31, 2016:

	Euro	Dollar
Cash	300	317
Due at obtaining contract tender*	100	106
Earn out liability**	300	317
Total consideration given	700	740

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	269	284
Prepaid expenses	53	56
Property and equipment	25	26
Other assets	84	89
Goodwill	377	398
Total identifiable assets acquired	808	853

Accounts payable and accrued expenses	57	60
Other current liabilities	51	53
Total liabilities assumed	108	113

	700	740

*Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.
**Amounts are reflected in other liabilities on the balance sheet at December 31, 2016.